Impairment reversal (impairment and disposals) of non-current assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Midwestern System [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss	$ 205	$ (78)
Manganese [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss	(10)	(35)	(76)
Vale Nouvelle Caledonie S. A. S [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss		(98)	(882)
Biopalma [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss			(125)
Impairment Reversal Of Noncurrent Assets [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss	195	(211)	(1,083)
Onerous Contracts Midwestern System [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss	916	(18)
Result Disposals Non Current Assets [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss	(338)	(197)	(225)
Result Disposals Non Current Assets Other Results [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss	578	(215)	(225)
Impairment Reversal Disposals Non Current Assets [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss	$ 773	$ (426)	$ (1,308)